SHARE-BASED COMPENSATION - Restricted share units under 2015 and the 2020 plan (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 CNY (¥) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥)
Weighted Average Grant Date Fair Value
Stock-based compensation expense | ¥	¥ 90,703		¥ 163,153	¥ 218,730
Restricted share units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested at the beginning of the period (in shares) | shares	18,043,220
Granted (in shares) | shares	36,768,616
Vested (in shares) | shares	(4,896,060)
Forfeited (in shares) | shares	(8,218,708)
Nonvested the end of the period (in shares) | shares	41,697,068		18,043,220
Expected to vest | shares	41,697,068	41,697,068
Weighted Average Grant Date Fair Value
Nonvested at the beginning of the period (in dollars per share) | $ / shares		$ 2.51
Granted (in dollars per share) | $ / shares		0.47
Vested (in dollars per share) | $ / shares		3.24
Forfeited (in dollars per share) | $ / shares		1.85
Nonvested at the ending of the period (in dollars per share) | $ / shares		0.75
Expected to vest (in dollars per share) | $ / shares		$ 0.75
Stock-based compensation expense | ¥	¥ 78,137		¥ 135,755	183,798
Total fair value of restricted share units vested | ¥	18,444		¥ 80,913	¥ 214,134
Unrecognized compensation expense | ¥	¥ 169,160	$ 169,160
Weighted average remaining service period	2 years 8 months 19 days